Derivative financial instruments and fair value measurements	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Derivative financial instruments and fair value measurements
11.	Derivative financial instruments and fair value measurements:

The Company is exposed to foreign exchange risk primarily from its subsidiaries which incur revenue and operating expenses in currencies other than US dollars with the most significant being Pound Sterling, Norwegian Kroner, Canadian dollars, Australian dollars and Euros. The Company monitors these exposures through its cash forecasting process and regularly enters into foreign exchange forward contracts to manage its exposure to fluctuations in expected future cash flows from foreign operations and anticipated transactions in currencies other than the functional currency.

The Company’s outstanding foreign exchange forward contracts are as follows:

		Notional	Fair value asset (liability)	Maturity dates
July 31, 2012:
Purchase contracts to sell US dollars and buy Canadian dollars	CAD	249,432	$2,832	August 2012 to January 2015

Purchase contracts to sell US dollars and buy Euros		€86,140	(3,117)	September 2012 to July 2014

The Company enters into long-term revenue agreements, which provide for pricing denominated in currencies other than the functional currency of the parties to the contract. This pricing feature was determined to be an embedded derivative which has been bifurcated for valuation and accounting purposes. The embedded derivative contracts are measured at fair value and included in other assets or other liabilities.

The following tables summarize the financial instruments measured at fair value on a recurring basis excluding cash and cash equivalents and restricted cash:

	July 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value
Financial assets:
Other assets, current:
Foreign currency forward contracts	$—	$3,939	$—	$3,939
Foreign currency embedded derivatives	—	1,402	—	1,402
Other assets, non-current:
Foreign currency forward contracts	—	644	—	644
Foreign currency embedded derivatives	—	370	—	370

	$—	$6,355	$—	$6,355

	July 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value
Financial liabilities:
Other liabilities, current:
Foreign currency forward contracts	$—	$(3,628)	$—	$(3,628)
Foreign currency embedded derivatives	—	(9,168)	—	(9,168)
Other liabilities, non-current:
Foreign currency forward contracts	—	(1,240)	—	(1,240)
Foreign currency embedded derivatives	—	(17,131)	—	(17,131)

	$0	$(31,167)	$0	$(31,167)

Inputs to the valuation methodology for Level 2 measurements include quoted prices for similar assets and liabilities in active markets, and inputs are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. The Company had no transfers between categories in the fair value hierarchy.

The carrying values of the Company’s other financial instruments, which are measured at other than fair value, approximate fair value due to the short terms to maturity, except for non-revolving debt obligations, the fair values of which are as follows:

	July 31, 2012
	Fair value	Carrying value
Senior secured notes	$1,116,500	$1,084,423

The fair value of the senior secured notes is determined based on market information provided by third parties which is considered to be a level 2 measurement in the fair value hierarchy.

21.	Derivative financial instruments and fair value measurements:

The Company is exposed to foreign exchange risk primarily from its subsidiaries which incur revenue and operating expenses in currencies other than their functional currency with the most significant being Pound Sterling, Norwegian Kroner, Canadian dollars, Australian dollars and Euros. The Company monitors these exposures through its cash forecasting process and regularly enters into foreign exchange forward contracts to manage its exposure to fluctuations in expected future cash flows from foreign operations and anticipated transactions in currencies other than the functional currency.

The Company entered into forward exchange contracts that qualified for hedge accounting treatment to manage its exposure to anticipated payroll transaction costs incurred in Canadian dollars and aircraft purchase commitments incurred in Euros. On February 1, 2010, the Company de-designated its hedging relationship for its payroll foreign exchange forward contracts and discontinued hedge accounting. The accumulation of previously recognized fair value gains and losses in accumulated other comprehensive earnings (loss) is reclassified to net earnings (loss) within direct costs as the forecasted transactions occur.

The Company’s outstanding foreign exchange forward contracts are as follows:

	Notional		Fair value	Maturity dates

April 30, 2012:
Purchase contracts to sell US dollars and buy Canadian dollars	CAD	250,502	$6,743	May 2012 to October 2014
Purchase contracts to sell US dollars and buy Euros		€16,872	(1,551)	September 2012

	Notional		Fair value	Maturity dates

April 30, 2011:
Purchase contracts to sell US dollars and buy Canadian dollars	CAD	216,207	$17,682	May 2011 to December 2013
Purchase contracts to sell US dollars and buy Euros		€78,362	826	June 2011 to April 2012

A loss in the amount of $12.8 million was recognized as an other financing charge related to non-hedging derivative forward exchange contracts in the statement of operations for the year ended April 30, 2012 (2011 – a gain of $24.5 million; 2010 – a gain of $12.4 million).

The Company enters into long-term revenue agreements, which provide for pricing denominated in currencies other than the functional currency of the parties to the contract. This pricing feature was determined to be an embedded derivative which has been bifurcated for valuation and accounting purposes. The embedded derivative contracts are measured at fair value and included in other assets or other liabilities.

A gain of $7.4 million due to the change in the fair value of embedded derivatives was recognized in the statement of operations as a part of other financing charges for the year ended April 30, 2012 (2011 – loss of $18.9 million, 2010 – loss of $25.3 million).

The following tables summarize the financial instruments measured at fair value on a recurring basis excluding cash and cash equivalents and restricted cash:

	April 30, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value

Financial assets
Other assets, current:
Foreign currency forward contracts	$—	$6,036	$—	$6,036
Foreign currency embedded derivatives	—	488	—	488

Other assets, non-current:
Foreign currency forward contracts	—	1,630	—	1,630
Foreign currency embedded derivatives	—	65	—	65

	$—	$8,219	$—	$8,219

Financial liabilities
Other liabilities, current:
Foreign currency forward contracts	$—	$(1,747)	$—	$(1,747)
Foreign currency embedded derivatives	—	(9,342)	—	(9,342)
Other liabilities, non-current:
Foreign currency forward contracts	—	(728)	—	(728)
Foreign currency embedded derivatives	—	(16,656)	—	(16,656)

	$—	$(28,473)	$—	$(28,473)

	April 30, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value

Financial assets
Other assets, current:
Foreign currency forward contracts	$—	$9,213	$—	$9,213
Foreign currency embedded derivatives	—	176	—	176
Other assets, non-current:
Foreign currency forward contracts	—	8,762	—	8,762
Foreign currency embedded derivatives	—	3	—	3

	$—	$18,154	$—	$18,154

Financial liabilities
Other liabilities, current:
Foreign currency embedded derivatives	$—	$(10,755)	$—	$(10,755)
Other liabilities, non-current:
Foreign currency embedded derivatives	—	(24,807)	—	(24,807)

	$—	$(35,562)	$—	$(35,562)

Inputs to the valuation methodology for Level 2 measurements include quoted prices for similar assets and liabilities in active markets, and inputs are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. The Company has no transfers between categories in the fair value hierarchy.

The carrying values of the Company’s other financial instruments, which are measured at other than fair value, approximate fair value due to the short terms to maturity, except for the senior secured notes, the fair value of which is as follows:

	April 30, 2012		April 30, 2011
	Fair value	Carrying value	Fair value	Carrying value

Senior secured notes	$1,091,750	$1,084,109	$1,071,125	$1,082,936

The fair value of the senior secured notes is determined based on quoted market prices which is considered to be a level 2 measurement in the fair value hierarchy.